Dear Policyowner:

The year 2002 was a challenging one for investors. Short term interest rates fell to 40-year lows and this is reflected in very low money market returns. Declines in longer term rates helped the investment grade bond market post positive returns. However, stocks fell for the third year in a row. The S&P 500 ended the year with a decline of 22.1% and the NASDAQ was down 31.5% for the year. You will find additional discussion of 2002 results and the outlook for the 2003 investment climate in the annual reports for each of the underlying funds. We encourage you to read them.

The table below shows the percent change in unit price for each of the subaccounts of the CUNA Mutual Life Variable Account. If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.

                           PERCENT CHANGE IN UNIT VALUE FROM DECEMBER 31, 2001 THROUGH DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                   TYPE I          TYPE II                                              TYPE I          TYPE II
SUBACCOUNT                         UNITS            UNITS                  SUBACCOUNT                   UNITS            UNITS
---------------------            ---------       ----------      ----------------------------         -----------    -------------
Money Market                       0.56%            0.65%        Capital Appreciation Stock             (32.05%)        (31.99%)

Bond                               7.61%            7.56%        Mid-Cap Stock                             n/a          (18.15%)

Strategic Income                   7.48%            7.51%        Emerging Growth                        (34.40%)        (34.40%)

High Income                          n/a           (3.21%)       International Stock                    (18.99%)        (18.99%)

Balanced                         (11.95%)         (11.92%)       Developing Markets                        n/a           (1.08%)

Growth and Income Stock          (22.25%)         (22.22%)

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges, applicable under the policies. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. The first section contains the following reports for the CUNA Mutual Life Variable Account:

      Statements of Assets and Liabilities............  page 2       Notes to Financial Statements....................  page 10
      Statements of Operations........................  page 4       Report of Independent Accountants................  page 17
      Statements of Changes in Net Assets.............  page 7

The remaining sections of this booklet contain the annual reports and managers' discussions for: (1) the Ultra Series Fund which includes the Mid-Cap Stock Fund (available in MEMBERS VUL II only), Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;
(3) the MFS(R) Strategic Income Series(SM) and the MFS(R) Emerging Growth Series(SM) of the MFS(R) Variable Insurance Trust(SM), (4) the Oppenheimer High Income/VA Fund of the Oppenheimer Variable Account Funds (VUL II only); and (5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust (VUL II only).

We appreciate the trust and confidence you place in our company. Thank you for choosing our variable universal life product to meet your life insurance and long term asset accumulation goals. We are committed to helping you meet your financial goals. We look forward to serving you in the future.

Sincerely,


/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2002

                                             MONEY                   STRATEGIC       HIGH                    GROWTH AND
                                             MARKET        BOND        INCOME       INCOME      BALANCED    INCOME STOCK
ASSETS:                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -------------
INVESTMENTS IN ULTRA SERIES FUND:
Money Market Fund,
   6,620,043 shares at net asset value
   of $1.00 per share (cost $6,620,043)     $6,620,043  $        --  $        --  $        --  $        --  $          --

INVESTMENTS IN ULTRA SERIES FUND:
Bond Fund,
   917,877 shares at net asset value of
   $10.59 per share (cost $9,496,254)               --    9,722,971           --           --           --             --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE Trust(SM):
Strategic Income Series,
   60,368 shares at net asset value of
   $10.53 per share (cost $612,486)                 --           --      635,672           --           --             --

INVESTMENTS IN OPPENHEIMER
VARIABLE ACCOUNT FUNDS:
High Income Fund/VA,
   85,383 shares at net asset value of
   $7.51 per share (cost $714,544)                  --           --           --      641,228           --             --

INVESTMENTS IN ULTRA SERIES FUND:
Balanced Fund,
   4,195,979 shares at net asset value of
   $15.85 per share (cost $67,236,173)              --           --           --           --   66,494,591             --

INVESTMENTS IN ULTRA SERIES FUND:
Growth and Income Stock Fund,
   3,253,458 shares at net asset value of
   $22.20 per share (cost $75,297,894)              --           --           --           --           --     72,211,507
                                           -----------  -----------  -----------  -----------  -----------  -------------
      Total assets                           6,620,043    9,722,971      635,672      641,228   66,494,591     72,211,507
                                           -----------  -----------  -----------  -----------  -----------  -------------

LIABILITIES:
Accrued adverse mortality and
   expense charges                               5,244        7,580          503          502       53,092         58,093
                                           -----------  -----------  -----------  -----------  -----------  -------------
      Total liabilities                          5,244        7,580          503          502       53,092         58,093
                                           -----------  -----------  -----------  -----------  -----------  -------------
      Net assets                            $6,614,799   $9,715,391     $635,169     $640,726  $66,441,499    $72,153,414
                                           ===========  ===========  ===========  ===========  ===========  =============

POLICYOWNERS EQUITY:
    Net Assets: Type 1                      $3,455,423   $6,678,500     $622,363           --  $60,514,744    $65,751,778
    Outstanding units: Type 1 (note 5)         159,121      194,338       45,139           --    1,408,139      1,166,061
    Net asset value per unit: Type 1            $21.72       $34.37       $13.79           --       $42.97         $56.39
                                           ===========  ===========  ===========  ===========  ===========  =============

    Net Assets: Type 2                      $3,159,376   $3,036,891      $12,806     $640,726   $5,926,755     $6,401,636
    Outstanding units: Type 2 (note 5)         290,651      245,324        1,104       68,542      674,227        923,757
    Net asset value per unit: Type 2            $10.87       $12.38       $11.60        $9.35        $8.79          $6.93
                                           ===========  ===========  ===========  ===========  ===========  =============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                                December 31, 2002

                                              CAPITAL
                                           APPRECIATION      MID-CAP       EMERGING     INTERNATIONAL   DEVELOPING
                                               STOCK          STOCK         GROWTH          STOCK         MARKETS
ASSETS:                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                           -------------  -------------  -------------  -------------  -------------
INVESTMENTS IN ULTRA SERIES FUND:
Capital Appreciation Stock Fund,
   2,273,916 shares at net asset value of
   $14.15 per share (cost $42,568,921)       $32,182,923  $          --  $          --  $          --  $          --

INVESTMENTS IN ULTRA SERIES FUND:
Mid-Cap Stock Fund,
   291,671 shares at net asset value of
   $11.22 per share (cost $3,896,098)                         3,273,834             --             --             --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE Trust(SM):
Emerging Growth Series,
   664,541 shares at net asset value of
   $11.91 per share (cost $14,854,391)                --             --      7,914,679             --             --

INVESTMENTS IN T. ROWE PRICE
INTERNATIONAL SERIES, INC.:
International Stock Portfolio,
   638,280 shares at net asset value of
   $9.26 per share (cost $8,859,738)                  --             --             --      5,910,474             --

INVESTMENTS IN FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST:
Developing Markets Securities,
   28,325 shares at net asset value of
   $4.69 per share (cost $146,674)                    --             --             --             --        132,844
                                           -------------  -------------  -------------  -------------  -------------
      Total assets                            32,182,923      3,273,834      7,914,679      5,910,474        132,844
                                           -------------  -------------  -------------  -------------  -------------

LIABILITIES:
Accrued adverse mortality and
   expense charges                                26,016          2,599          6,373          4,668            105
                                           -------------  -------------  -------------  -------------  -------------
      Total liabilities                           26,016          2,599          6,373          4,668            105
                                           -------------  -------------  -------------  -------------  -------------
      Net assets                             $32,156,907     $3,271,235     $7,908,306     $5,905,806       $132,739
                                           =============  =============  =============  =============  =============

POLICYOWNERS EQUITY:
    Net Assets: Type 1                       $28,074,743             --     $6,475,789     $5,232,278             --
    Outstanding units: Type 1 (note 5)         1,402,826             --        660,480        550,272             --
    Net asset value per unit: Type 1              $20.01             --          $9.80          $9.51             --
                                           =============  =============  =============  =============  =============

    Net Assets: Type 2                        $4,082,164     $3,271,235     $1,432,517       $673,528       $132,739
    Outstanding units: Type 2 (note 5)           621,334        284,406        333,920        116,932         20,763
    Net asset value per unit: Type 2               $6.57         $11.50          $4.29          $5.76          $6.39
                                           =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            STATEMENTS OF OPERATIONS
              For the Years Ended December 31, 2002, 2001 and 2000

                                                    MONEY MARKET SUBACCOUNT                       BOND SUBACCOUNT

INVESTMENT INCOME (LOSS):                    2002           2001           2000           2002           2001           2000
                                             ----           ----           ----           ----           ----           ----
  Dividend income                            $134,320       $311,048       $304,451       $414,882       $331,277       $267,073
  Adverse mortality and expense charges
   (note 3)                                   (80,807)       (77,525)       (45,966)       (75,727)       (47,906)       (34,525)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                   53,513        233,523        258,485        339,155        283,371        232,548
                                         ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received             --             --             --             --             --             --
   Proceeds from sale of securities        11,793,206      5,232,884      9,041,724      1,451,187        292,863        748,321
   Cost of securities sold                (11,793,206)    (5,232,884)    (9,041,724)    (1,423,913)      (289,794)      (767,487)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on security
  transactions                                     --             --             --         27,274          3,069        (19,166)
  Net change in unrealized appreciation
   or depreciation on investments                  --             --             --        267,972         50,909         58,875
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments                     --             --             --        295,246         53,978         39,709
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                   $53,513       $223,523       $258,485       $634,401       $337,349       $272,257
                                         ============   ============   ============   ============   ============   ============


                                              STRATEGIC INCOME SUBACCOUNT              HIGH INCOME SUBACCOUNT

INVESTMENT INCOME (LOSS):                    2002         2001         2000         2002         2001         2000
                                             ----         ----         ----         ----         ----         ----
  Dividend income                           $24,660      $24,033      $29,675      $50,843      $18,313         $236
  Adverse mortality and expense
    charges (note 3)                         (5,814)      (5,815)      (5,498)      (4,988)      (2,738)        (313)
                                           --------     --------     --------     --------     --------     --------
Net investment income (loss)                 18,846       18,218       24,177       45,855       15,575          (77)
                                           --------     --------     --------     --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
    transactions:
    Capital gain distributions received          --           --           --           --           --           --
    Proceeds from sale of securities         99,660       36,185       72,159       61,605        9,537       47,952
    Cost of securities sold                 (99,949)     (36,712)     (75,045)     (70,667)      (9,954)     (50,050)
                                           --------     --------     --------     --------     --------     --------
Net realized gain (loss) on security
  transactions                                 (289)        (527)      (2,886)      (9,062)        (417)      (2,098)
  Net change in unrealized appreciation
   or depreciation on investments            27,210        6,290        3,290      (52,183)     (20,492)        (644)
                                           --------     --------     --------     --------     --------     --------
Net gain (loss) on investments               26,921        5,763          404      (61,245)     (20,909)      (2,742)
                                           --------     --------     --------     --------     --------     --------
Net increase (decrease) in net assets
  resulting from operations                 $45,767      $23,981      $24,581     ($15,390)     ($5,334)     ($2,819)
                                           ========     ========     ========     ========     ========     ========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       STATEMENTS OF OPERATIONS, CONTINUED
              For the Years Ended December 31, 2002, 2001 and 2000

                                                      BALANCED SUBACCOUNT                  GROWTH AND INCOME STOCK SUBACCOUNT

INVESTMENT INCOME (LOSS):                     2002           2001           2000           2002           2001           2000
                                              ----           ----           ----           ----           ----           ----
  Dividend income                           $2,172,304     $2,282,310     $2,539,793     $1,121,346     $1,026,566     $1,033,586
  Adverse mortality and expense charges
    (note 3)                                  (636,198)      (687,890)      (709,346)      (739,142)      (863,491)      (944,513)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                 1,536,106      1,594,420      1,830,447        382,204        163,075         89,073
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received           1,226      3,195,604        422,244             --      2,480,701        377,334
   Proceeds from sale of securities          5,496,221      4,874,234      8,177,082      6,641,627      6,321,315      6,777,413
   Cost of securities sold                  (5,171,642)    (4,016,614)    (6,052,432)    (6,138,973)    (5,048,877)    (4,340,887)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on security
  transactions                                 325,805      4,053,224      2,546,894        502,654      3,753,139      2,813,860
  Net change in unrealized appreciation
   or depreciation on investments          (11,027,114)    (8,782,439)    (2,132,200)   (21,857,908)   (16,082,165)    (3,022,365)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments             (10,701,309)    (4,729,215)       414,694    (21,355,254)   (12,329,026)      (208,505)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                ($9,165,203)   ($3,134,795)    $2,245,141   ($20,973,050)  ($12,165,951)     ($119,432)
                                          ============   ============   ============   ============   ============   ============

                                           CAPITAL APPRECIATION STOCK SUBACCOUNT             MID-CAP STOCK SUBACCOUNT

INVESTMENT INCOME (LOSS):                     2002             2001            2000           2002           2001         2000
                                              ----             ----            ----           ----           ----         ----
Dividend income                                $88,569          $47,622         $38,004       $17,740       $13,965          $885
 Adverse mortality and expense charges
  (note 3)                                    (336,763)        (426,767)       (422,423)      (25,784)      (11,695)       (2,249)
                                          ------------     ------------     -----------     ---------     ---------     ---------
Net investment income (loss)                  (248,194)        (379,145)       (384,419)       (8,044)        2,270        (1,364)
                                          ------------     ------------     -----------     ---------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received          11,900        6,652,267         493,012        58,060       104,035            77
   Proceeds from sale of securities          3,380,660        3,424,992       2,711,862       179,580        75,736       102,647
   Cost of securities sold                  (3,899,480)      (2,836,420)     (1,774,342)     (193,883)      (73,029)      (98,501)
                                          ------------     ------------     -----------     ---------     ---------     ---------
Net realized gain (loss) on security
  transactions                                (506,920)       7,240,839       1,430,532        43,757       106,742         4,223
  Net change in unrealized appreciation
     or depreciation on investments        (14,546,590)     (11,947,338)        428,664      (732,567)       51,296        58,894
                                          ------------     ------------     -----------     ---------     ---------     ---------
Net gain (loss) on investments             (15,053,510)      (4,706,499)      1,859,196      (688,810)      158,038        63,117
                                          ------------     ------------     -----------     ---------     ---------     ---------
Net increase (decrease) in net assets
  resulting from operations               ($15,301,704)     ($5,085,644)     $1,474,777     ($696,854)     $160,308       $61,753
                                          ============     ============     ===========     =========     =========     =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       STATEMENTS OF OPERATIONS, CONTINUED
              For the Years Ended December 31, 2002, 2001 and 2000

                                               EMERGING GROWTH SUBACCOUNT              INTERNATIONAL STOCK SUBACCOUNT

INVESTMENT INCOME (LOSS):                    2002           2001           2000           2002           2001           2000
                                             ----           ----           ----           ----           ----           ----
Dividend income                           $        --    $        --    $        --        $63,176       $155,232        $58,791
 Adverse mortality and expense charges
 (note 3)                                     (83,358)      (109,675)      (156,570)       (59,237)       (70,691)       (84,273)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                  (83,358)      (109,675)      (156,570)         3,939         84,541        (25,482)
                                          -----------    -----------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
    Capital gain distributions received            --        796,024        921,643          6,318             --        282,195
    Proceeds from sale of securities          826,644        985,395      1,699,368        671,951        621,054        495,284
    Cost of securities sold                (1,370,509)    (1,154,366)    (1,096,592)      (921,056)      (714,446)      (337,597)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net realized gain (loss) on security
  transactions                               (543,865)       627,053      1,524,419       (242,787)       (93,392)       439,882
  Net change in unrealized appreciation
    or depreciation on investments         (3,433,800)    (6,114,073)    (5,430,518)    (1,152,689)    (2,125,367)    (2,340,401)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments             (3,977,665)    (5,487,020)    (3,906,099)    (1,395,476)    (2,218,759)    (1,900,519)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  resulting from operations               ($4,061,023)   ($5,596,695)   ($4,062,669)   ($1,391,537)   ($2,134,218)   ($1,926,001)
                                          ===========    ===========    ===========    ===========    ===========    ===========

                                           DEVELOPING MARKETS SUBACCOUNT

INVESTMENT INCOME (LOSS):                   2002        2001        2000
                                            ----        ----        ----
  Dividend income                           $1,796        $793         $59
  Adverse mortality and expense
     charges (note 3)                       (1,095)       (835)       (369)
                                          --------    --------    --------
Net investment income (loss)                   701         (42)       (310)
                                          --------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
    Capital gain distributions received         --          --          --
    Proceeds from sale of securities        38,427      15,875      42,680
    Cost of securities sold                (41,481)    (18,420)    (51,281)
                                          --------    --------    --------
Net realized gain (loss) on security
  transactions                              (3,054)     (2,545)     (8,601)
  Net change in unrealized appreciation
    or depreciation on investments             764      (5,977)     (8,672)
                                          --------    --------    --------
Net gain (loss) on investments              (2,290)     (8,522)    (17,273)
                                          --------    --------    --------
Net increase (decrease) in net assets
  resulting from operations                ($1,589)    ($8,564)   ($17,583)
                                          ========    ========    ========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
              For the Years Ended December 31, 2002, 2001 and 2000

                                                     MONEY MARKET SUBACCOUNT                         BOND SUBACCOUNT

OPERATIONS:                                   2002           2001            2000           2002           2001           2000
                                              ----           ----            ----           ----           ----           ----
  Net investment income (loss)                 $53,513       $233,523        $258,485       $339,155       $283,371       $232,548
  Net realized gain (loss) on
   security transactions                            --             --              --         27,274          3,069        (19,166)
  Net change in unrealized appreciation
   or depreciation on investments                   --             --              --        267,972         50,909         58,875
                                          ------------    -----------    ------------    -----------    -----------    -----------
   Change in net assets from
    operations                                  53,513        233,523         258,485        634,401        337,349        272,257
                                          ------------    -----------    ------------    -----------    -----------    -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                9,892,923      7,934,208      13,577,729      4,366,413      3,056,233        984,884
  Cost of units repurchased                (12,921,587)    (5,897,540)    (10,928,652)    (2,159,079)      (694,152)      (960,704)
                                          ------------    -----------    ------------    -----------    -----------    -----------
   Change in net assets from capital
    unit transactions                       (3,028,664)     2,036,668       2,649,077      2,207,334      2,362,081         24,180
                                          ------------    -----------    ------------    -----------    -----------    -----------
Increase (decrease) in net assets           (2,975,151)     2,270,191       2,907,562      2,841,735      2,699,430        296,437

NET ASSETS:
  Beginning of period                        9,589,950      7,319,759       4,412,197      6,873,656      4,174,226      3,877,789
                                          ------------    -----------    ------------    -----------    -----------    -----------
  End of period                             $6,614,799     $9,589,950      $7,319,759     $9,715,391     $6,873,656     $4,174,226
                                          ============    ===========    ============    ===========    ===========    ===========

                                              STRATEGIC INCOME SUBACCOUNT              HIGH INCOME SUBACCOUNT

OPERATIONS:                                  2002         2001         2000         2002         2001         2000
                                             ----         ----         ----         ----         ----         ----
  Net investment income (loss)              $18,846      $18,218      $24,177      $45,855      $15,575         ($77)
  Net realized gain (loss) on
   security transactions                       (289)        (527)      (2,886)      (9,062)        (417)      (2,098)
  Net change in unrealized appreciation
   or depreciation on investments            27,210        6,290        3,290      (52,183)     (20,492)        (644)
                                          ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets from
    operations                               45,767       23,981       24,581      (15,390)      (5,334)      (2,819)
                                          ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                40,372       52,886       83,247      358,053      400,558      110,501
  Cost of units repurchased                (102,961)     (54,448)     (97,296)    (164,006)     (35,477)      (6,436)
                                          ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets from capital
    unit transactions                       (62,589)      (1,562)     (14,049)     194,047      365,081      104,065
                                          ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets           (16,822)      22,419       10,532      178,657      359,747      101,246

NET ASSETS:
  Beginning of period                       651,991      629,572      619,040      462,069      102,322        1,076
                                          ---------    ---------    ---------    ---------    ---------    ---------
  End of period                            $635,169     $651,991     $629,572     $640,726     $462,069     $102,322
                                          =========    =========    =========    =========    =========    =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
              For the Years Ended December 31, 2002, 2001 and 2000

                                                     BALANCED SUBACCOUNT                   GROWTH AND INCOME STOCK SUBACCOUNT

OPERATIONS:                                  2002           2001           2000           2002            2001            2000
                                             ----           ----           ----           ----            ----            ----
  Net investment income (loss)             $1,536,106     $1,594,420     $1,830,447       $382,204        $163,075         $89,073
  Net realized gain (loss) on
   security transactions                      325,805      4,053,224      2,546,894        502,654       3,753,139       2,813,860
  Net change in unrealized appreciation
   or depreciation on investments         (11,027,114)    (8,782,439)    (2,132,200)   (21,857,908)    (16,082,165)     (3,022,365)
                                         ------------   ------------   ------------   ------------   -------------   -------------
   Change in net assets from
    operations                             (9,165,203)    (3,134,795)     2,245,141    (20,973,050)    (12,165,951)       (119,432)
                                         ------------   ------------   ------------   ------------   -------------   -------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units              10,759,659     10,274,621     12,269,234     13,529,944      15,181,265      17,856,770
  Cost of units repurchased               (11,303,627)   (10,240,697)   (14,010,392)   (13,812,857)    (14,504,944)    (15,159,431)
                                         ------------   ------------   ------------   ------------   -------------   -------------
   Change in net assets from capital
    unit transactions                        (543,968)        33,924     (1,741,158)      (282,913)        676,321       2,697,339
                                         ------------   ------------   ------------   ------------   -------------   -------------
Increase (decrease) in net assets          (9,709,171)    (3,100,871)       503,983    (21,255,963)    (11,489,630)      2,577,907
NET ASSETS:
  Beginning of period                      76,150,670     79,251,541     78,747,558     93,409,377     104,899,007     102,321,100
                                         ------------   ------------   ------------   ------------   -------------   -------------
  End of period                           $66,441,499    $76,150,670    $79,251,541    $72,153,414     $93,409,377    $104,899,007
                                         ============   ============   ============   ============   =============   =============

                                                CAPITAL APPRECIATION SUBACCOUNT              MID-CAP STOCK SUBACCOUNT

OPERATIONS:                                   2002           2001           2000          2002          2001        2000
                                              ----           ----           ----          ----          ----        ----
  Net investment income (loss)              ($248,194)     ($379,145)     ($384,419)      ($8,044)       $2,270     ($1,364)
  Net realized gain (loss) on
   security transactions                     (506,920)     7,240,839      1,430,532        43,757       106,742       4,223
  Net change in unrealized appreciation
   or depreciation on investments         (14,546,590)   (11,947,338)       428,664      (732,567)       51,296      58,894
                                         ------------   ------------   ------------   -----------   -----------   ---------
   Change in net assets from
    operations                            (15,301,704)    (5,085,644)     1,474,777      (696,854)      160,308      61,753
                                         ------------   ------------   ------------   -----------   -----------   ---------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units               7,330,282     10,206,096     13,180,893     2,823,001     1,419,913     704,374
  Cost of units repurchased                (7,229,711)    (7,447,500)    (7,182,551)     (747,791)     (405,323)    (52,707)
                                         ------------   ------------   ------------   -----------   -----------   ---------
   Change in net assets from capital
    unit transactions                         100,571      2,758,596      5,998,342     2,075,210     1,014,590     651,667
                                         ------------   ------------   ------------   -----------   -----------   ---------
Increase (decrease) in net assets         (15,201,133)    (2,327,048)     7,473,119     1,378,356     1,174,898     713,420

NET ASSETS:
  Beginning of period                      47,358,040     49,685,088     42,211,969     1,892,879       717,981       4,561
                                         ------------   ------------   ------------   -----------   -----------   ---------
  End of period                           $32,156,907    $47,358,040    $49,685,088    $3,271,235    $1,892,879    $717,981
                                         ============   ============   ============   ===========   ===========   =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
              For the Years Ended December 31, 2002, 2001 and 2000

                                                   EMERGING GROWTH SUBACCOUNT                  INTERNATIONAL STOCK SUBACCOUNT

OPERATIONS:                                   2002            2001            2000           2002           2001           2000
                                              ----            ----            ----           ----           ----           ----
  Net investment income (loss)                ($83,358)      ($109,675)      ($156,570)        $3,939        $84,541       ($25,482)
  Net realized gain (loss) on
   security transactions                      (543,865)        627,053       1,524,419       (242,787)       (93,392)       439,882
  Net change in unrealized appreciation
   or depreciation on investments           (3,433,800)     (6,114,073)     (5,430,518)    (1,152,689)    (2,125,367)    (2,340,401)
                                          ------------    ------------    ------------    -----------    -----------    -----------
   Change in net assets from
    operations                              (4,061,023)     (5,596,695)     (4,062,669)    (1,391,537)    (2,134,218)    (1,926,001)
                                          ------------    ------------    ------------    -----------    -----------    -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                2,495,227       3,396,467       8,397,598      1,547,209      1,619,733      4,215,595
  Cost of units repurchased                 (2,117,398)     (2,342,514)     (3,466,245)    (1,514,654)    (1,431,018)    (1,439,807)
                                          ------------    ------------    ------------    -----------    -----------    -----------
   Change in net assets from capital
    unit transactions                          377,829       1,053,953       4,931,353         32,555        188,715      2,775,788
                                          ------------    ------------    ------------    -----------    -----------    -----------
Increase (decrease) in net assets           (3,683,194)     (4,542,742)        868,684     (1,358,982)    (1,945,503)       849,787

NET ASSETS:
  Beginning of period                       11,591,500      16,134,242      15,265,558      7,264,788      9,210,291      8,360,504
                                          ------------    ------------    ------------    -----------    -----------    -----------
  End of period                             $7,908,306     $11,591,500     $16,134,242     $5,905,806     $7,264,788     $9,210,291
                                          ============    ============    ============    ===========    ===========    ===========

                                                 DEVELOPING MARKETS SUBACCOUNT

OPERATIONS:                                   2002          2001          2000
                                              ----          ----          ----
  Net investment income (loss)                  $701          ($42)        ($310)
  Net realized gain (loss) on
   security transactions                      (3,054)       (2,545)       (8,601)
  Net change in unrealized appreciation
   or depreciation on investments                764        (5,977)       (8,672)
                                           ---------     ---------     ---------
   Change in net assets from
    operations                                (1,589)       (8,564)      (17,583)
                                           ---------     ---------     ---------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                 92,633        64,242       112,278
  Cost of units repurchased                  (61,776)      (32,614)      (15,526)
                                           ---------     ---------     ---------
   Change in net assets from capital
    unit transactions                         30,857        31,628        96,752
                                           ---------     ---------     ---------
Increase (decrease) in net assets             29,268        23,064        79,169

NET ASSETS:
  Beginning of period                        103,471        80,407         1,238
                                           ---------     ---------     ---------
  End of period                             $132,739      $103,471       $80,407
                                           =========     =========     =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under flexible premium variable life insurance policies.

      Although the assets of the Account are the property of the Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which the Company may conduct.

      The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in the Company's general account to cover death benefits in excess of the accumulated value.


(2)   SIGNIFICANT ACCOUNTING POLICIES

      Investments

      The Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has six funds available as investment options under the policies. T. Rowe Price International Series, Inc., Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust have one fund available as an investment option and MFS(R) Variable Insurance Trust(SM) has two funds available as an investment option. Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of
      T. Rowe Price International Series, Inc.

      Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

      OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

      Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Account. If such taxes are incurred by the Company in the future, a charge to the Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)   FEES AND CHARGES

      Policy Charges

      In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by The Company by redeeming an appropriate number of units for each policy.

      ADMINISTRATIVE FEE: The Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, The Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

      DEFERRED CONTINGENT SALES AND ADMINISTRATIVE CHARGES: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with The Company crediting additional amounts at its discretion.

      POLICY FEE: The Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

      COST OF INSURANCE AND ADDITIONAL BENEFITS PROVIDED: The Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

      Variable Account Charges

      MORTALITY AND EXPENSE RISK CHARGE: The Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by The Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)   INVESTMENT TRANSACTIONS

      The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2002, was as follows:

                          Money Market Fund.........................................................................   $8,815,936
                          Bond Fund.................................................................................    4,000,045
                          Strategic Income Series...................................................................       55,922
                          High Income Fund..........................................................................      301,660
                          Balanced Fund.............................................................................    6,484,996
                          Growth and Income Stock Fund..............................................................    6,728,486
                          Capital Appreciation Stock Fund...........................................................    3,235,353
                          Mid-Cap Stock Fund........................................................................    2,305,984
                          Emerging Growth Series....................................................................    1,118,767
                          International Stock Portfolio.............................................................      713,977
                          Developing Markets Fund...................................................................       70,014

(5)   UNIT ACTIVITY FROM POLICY TRANSACTIONS

      Transactions in units of each subaccount of the Account for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                   MONEY                                                  STRATEGIC                 HIGH
                                  MARKET                          BOND                     INCOME                  INCOME
                                SUBACCOUNT                     SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                            -------------------            -------------------       -------------------     -------------------
                           TYPE 1       TYPE 2            TYPE 1       TYPE 2       TYPE 1       TYPE 2      TYPE 1*      TYPE 2
Outstanding at
  December 31, 1999        220,755           --           139,585          107       51,976          106                      107
Sold                       450,205      426,805            29,408       14,555        5,954        1,239                   11,254
Repurchased               (484,331)    (103,011)          (33,816)        (519)      (8,011)        (145)                    (662)
                          --------     --------           -------      -------    ---------      -------                  -------
Outstanding at
  December 31, 2000        186,629      323,794           135,177       14,143       49,919        1,200                   10,699
Sold                       136,762      469,259            62,927       94,778        3,805          465                   40,755
Repurchased               (143,768)    (264,347)          (17,092)     (14,107)      (3,959)        (428)                  (3,640)
                          --------     --------           -------      -------    ---------      -------                  -------
Outstanding at
  December 31, 2001        179,623      528,706           181,012       94,814       49,765        1,237                   47,814
Sold                        92,314      729,091            59,750      203,258        1,025        2,499                   38,362
Repurchased               (112,816)    (967,146)          (46,424)     (52,748)      (5,651)      (2,632)                 (17,634)
                          --------     --------           -------      -------    ---------      -------                  -------
Outstanding at
  December 31, 2002        159,121      290,651           194,338      245,324       45,139        1,104                   68,542
                          ========     ========           =======      =======    =========      =======                  =======

                                                                                         CAPITAL
                                                            GROWTH AND                APPRECIATION               MID-CAP
                                 BALANCED                  INCOME STOCK                   STOCK                   STOCK
                                SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT
                            -------------------         -------------------        -------------------     -------------------
XX                         TYPE 1       TYPE 2         TYPE 1       TYPE 2        TYPE 1       TYPE 2      TYPE 1*      TYPE 2
Outstanding at
  December 31, 1999      1,593,968        8,270      1,246,783        3,979     1,333,827        1,481                      439
Sold                       200,206      209,955        172,603      341,335       344,611      185,309                   60,291
Repurchased               (275,458)     (15,746)      (179,232)     (22,674)     (215,716)     (13,334)                  (4,447)
                         ---------     --------      ---------     --------     ---------     --------                  -------
Outstanding at
  December 31, 2000      1,518,716      202,479      1,240,154      322,640     1,462,722      173,456                   56,283
Sold                       150,739      297,142        137,918      543,256       207,926      398,188                  109,177
Repurchased               (200,221)     (53,163)      (168,230)    (230,953)     (211,918)    (116,040)                 (30,768)
                         ---------     --------      ---------     --------     ---------     --------                  -------
Outstanding at
  December 31, 2001      1,469,234      446,458      1,209,842      634,943     1,458,730      455,604                  134,692
Sold                       160,433      376,987        149,141      501,012       205,184      337,162                  208,754
Repurchased               (221,528)    (149,218)      (192,922)    (212,198)     (261,088)    (171,432)                 (59,040)
                         ---------     --------      ---------     --------     ---------     --------                  -------
Outstanding at
  December 31, 2002      1,408,139      674,227      1,166,061      923,757     1,402,826      621,334                  284,406
                         =========     ========      =========     ========     =========     ========                  =======

                                          EMERGING                     INTERNATIONAL                   DEVELOPING
                                           GROWTH                          STOCK                         MARKETS
                                         SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     -------------------            -------------------           --------------------
                                    TYPE 1       TYPE 2            TYPE 1       TYPE 2            TYPE 1*      TYPE 2
Outstanding at
  December 31, 1999                 536,259          454           446,501          497                            118
Sold                                243,927      131,762           206,728       57,534                         13,165
Repurchased                        (121,459)     (10,851)          (79,979)      (6,421)                        (1,946)
                                   --------     --------          --------      -------                        -------
Outstanding at
  December 31, 2000                 658,727      121,365           573,250       51,610                         11,337
Sold                                120,629      196,949            86,917       66,348                          9,644
Repurchased                        (114,019)     (65,447)          (94,944)     (29,809)                        (4,965)
                                   --------     --------          --------      -------                        -------
Outstanding at
  December 31, 2001                 665,337      252,867           565,223       88,149                         16,016
Sold                                125,259      206,634            91,156       91,993                         14,003
Repurchased                        (130,116)    (125,581)         (106,107)     (63,210)                        (9,256)
                                   --------     --------          --------      -------                        -------
Outstanding at
  December 31, 2002                 660,480      333,920           550,272      116,932                         20,763
                                   ========     ========          ========      =======                        =======

*     This fund not available in this product type.

(6)   CONDENSED FINANCIAL INFORMATION

      The table below gives per unit information about the financial history of each subaccount for each period.

                                                             MONEY MARKET SUBACCOUNT
                                    2002                  2001                       2000                  1999              1998
                              -----------------     -----------------          -----------------     -----------------       ----
UNIT VALUE:                   TYPE 1    TYPE 2      TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**      TYPE 1
  Beginning of period         $21.60    $10.80      $21.00    $10.50           $19.99    $10.00      $19.24    $10.00       $18.47

  End of period                21.72     10.87       21.60     10.80            21.00     10.50       19.99     10.00        19.24

NET ASSETS AT END OF
  PERIOD (000S)                3,455     3,159       3,880     5,710

UNITS OUTSTANDING AT
  END OF PERIOD (000S)           159       291         180       529              187       324         221         0         188

TOTAL RETURN(1)                 0.56%     0.65%       2.86%     2.86%            5.05%     5.00%       3.90%     0.00%***     4.17%

INVESTMENT INCOME RATIO(2)      1.50%     1.50%       3.61%     3.61%

EXPENSE RATIO(3)                0.90%     0.90%       0.90%     0.90%

                                                                 BOND SUBACCOUNT
                                    2002                  2001                       2000                  1999              1998
                              -----------------     -----------------          -----------------     ------------------      ----
NET ASSET VALUE:              TYPE 1    TYPE 2      TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1    TYPE 2**      TYPE 1
  Beginning of period         $31.94    $11.51      $29.76    $10.72           $27.77    $10.00      $27.82     $10.00       $26.43

  End of period                34.37     12.38       31.94     11.51            29.76     10.72       27.77      10.00        27.82

NET ASSETS AT END OF
  PERIOD (000S)                6,679     3,037       5,782     1,091

UNITS OUTSTANDING AT
  END OF PERIOD (000S)           194       245         181        95              135        14         140        0.1          130

TOTAL RETURN(1)                 7.61%     7.56%       7.34%     7.37%            7.17%     7.20%      (0.18%)     0.00%***     5.26%

INVESTMENT INCOME RATIO(2)      4.93%     4.93%       6.22%     6.22%

EXPENSE RATIO(3)                0.90%     0.90%       0.90%     0.90%

                                                        STRATEGIC INCOME SUBACCOUNT
                                  2002                 2001                       2000                  1999                1998
                            -----------------    -----------------          -----------------     ------------------        ----
NET ASSET VALUE:            TYPE 1    TYPE 2     TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1    TYPE 2**        TYPE 1
  Beginning of period       $12.83    $10.79     $12.36    $10.39           $11.89    $10.00      $12.31     $10.00         $11.51

  End of period              13.79     11.60      12.83     10.79            12.36     10.39       11.89     10.00          12.31

NET ASSETS AT END OF
  PERIOD (000S)                622        13        639        13

UNITS OUTSTANDING AT
  END OF PERIOD (000S)          45         1         50         1               50         1          52        0.1            60

TOTAL RETURN(1)               7.48%     7.51%      3.83%     3.85%            3.95%     3.90%      (3.41%)     0.00%***       6.90%

INVESTMENT INCOME RATIO(2)    3.82%     3.82%      3.72%     3.72%

EXPENSE RATIO(3)              0.90%     0.90%      0.90%     0.90%

                                                          HIGH INCOME SUBACCOUNT
                                  2002                 2001                       2000                  1999
                            -----------------    -----------------          -----------------     -----------------
NET ASSET VALUE:            TYPE 1    TYPE 2     TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**
  Beginning of period                  $9.66                $9.56                     $10.03                $10.00

  End of period                         9.35                 9.66                       9.56                 10.03

NET ASSETS AT END OF
  PERIOD (000S)                          641                  462

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                    69                   48                         11                   0.1

TOTAL RETURN(1)                        (3.21%)               0.99%                     (4.69%)                0.28%***

INVESTMENT INCOME RATIO(2)              9.17%                6.02%

EXPENSE RATIO(3)                        0.90%                0.90%

                                                            BALANCED SUBACCOUNT
                                  2002                 2001                        2000                  1999                1998
                            -----------------    ------------------          -----------------     -----------------         ----
NET ASSET VALUE:            TYPE 1    TYPE 2     TYPE 1     TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**        TYPE 1
  Beginning of period       $48.80     $9.98     $50.80     $10.39           $49.35    $10.09      $43.49    $10.00         $38.69

  End of period              42.97      8.79      48.80       9.98            50.80     10.39       49.35     10.09          43.49

NET ASSETS AT END OF
  PERIOD (000S)             60,515     5,927     71,695      4,456

UNITS OUTSTANDING AT
  END OF PERIOD (000S)       1,408       674      1,469        446            1,519       202       1,594         8          1,581

TOTAL RETURN(1)             (11.95%)  (11.92%)    (3.94%)    (3.95%)           2.94%     2.97%      13.48%     0.90%***      12.41%

INVESTMENT INCOME RATIO(2)    3.07%     3.07%      2.99%      2.99%

EXPENSE RATIO(3)              0.90%     0.90%      0.90%      0.90%

                                                    GROWTH AND INCOME STOCK SUBACCOUNT
                                  2002                 2001                       2000                  1999                1998
                            -----------------    -----------------          -----------------     -----------------         ----
NET ASSET VALUE:            TYPE 1    TYPE 2     TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**        TYPE 1
  Beginning of period       $72.53     $8.91     $81.96    $10.07           $82.04    $10.08      $70.17    $10.00         $60.02

  End of period              56.39      6.93      72.53      8.91            81.96     10.07       82.04     10.08          70.17
NET ASSETS AT END OF
  PERIOD (000S)             65,752     6,402     87,752     5,657

UNITS OUTSTANDING AT
  END OF PERIOD (000S)       1,166       924      1,210       635            1,240       323       1,247         4         1,207

TOTAL RETURN(1)             (22.25%)  (22.22%)   (11.50%)  (11.52%)          (0.10%)   (0.10%)     16.91%     0.80%***     16.91%

INVESTMENT INCOME RATIO(2)    1.37%     1.37%      1.07%     1.07%

EXPENSE RATIO(3)              0.90%     0.90%      0.90%     0.90%

                                                     CAPITAL APPRECIATION STOCK SUBACCOUNT
                                    2002                 2001                       2000                  1999             1998
                              -----------------    -----------------          -----------------     -----------------      ----
NET ASSET VALUE:              TYPE 1    TYPE 2     TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**     TYPE 1
  Beginning of period         $29.45     $9.66     $32.70    $10.73           $31.64    $10.38      $25.49    $10.00      $21.27

  End of period                20.01      6.57      29.45      9.66            32.70     10.73       31.64     10.38       25.49

NET ASSETS AT END OF
  PERIOD (000S)               28,075     4,082     42,957     4,401

UNITS OUTSTANDING AT
  END OF PERIOD (000S)         1,403       621      1,459       456            1,463       173       1,334         1      1,297

TOTAL RETURN(1)               (32.05%)  (31.99%)    (9.94%)   (9.97%)           3.35%     3.37%      24.11%     3.80%***   19.94%

INVESTMENT INCOME RATIO(2)      0.24%     0.24%      0.10%     0.10%

EXPENSE RATIO(3)                0.90%     0.90%      0.90%     0.90%

                                                           MID-CAP STOCK SUBACCOUNT
                                    2002                 2001                       2000                  1999
                              -----------------    -----------------          -----------------     -----------------
NET ASSET VALUE:              TYPE 1    TYPE 2     TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**
  Beginning of period                   $14.05               $12.76                     $10.39                $10.00

  End of period                          11.50                14.05                      12.76                 10.39

NET ASSETS AT END OF
  PERIOD (000S)                          3,271                1,893

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                     284                  135                         56                   0.4

TOTAL RETURN(1)                         (18.15%)              10.14%                     22.81%                 3.90%***

INVESTMENT INCOME RATIO(2)                0.62%                1.07%

EXPENSE RATIO(3)                          0.90%                0.90%

                                                          EMERGING GROWTH SUBACCOUNT
                                    2002                 2001                       2000                  1999             1998
                              -----------------    -----------------          -----------------     -----------------      ----
NET ASSET VALUE:              TYPE 1    TYPE 2     TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**     TYPE 1
  Beginning of period         $14.94     $6.54     $22.67     $9.92           $28.46    $12.47      $16.24    $10.00      $12.21

  End of period                 9.80      4.29      14.94      6.54            22.67      9.92       28.46     12.47       16.24

NET ASSETS AT END OF
  PERIOD (000S)                6,476     1,433      9,938     1,654

UNITS OUTSTANDING AT
  END OF PERIOD (000S)           660       334        665       253              659       121         536       0.5        433

TOTAL RETURN(1)               (34.40%)  (34.40%)   (34.11%)  (34.07%)%        (20.34%)  (20.45%)     75.22%    24.70%***   33.01%

INVESTMENT INCOME RATIO(2)      0.00%     0.00%      0.00%     0.00%

EXPENSE RATIO(3)                0.90%     0.90%      0.90%     0.90%

                                                        INTERNATIONAL STOCK SUBACCOUNT
                                    2002                 2001                       2000                  1999             1998
                              -----------------    -----------------          -----------------     -----------------      ----
NET ASSET VALUE:              TYPE 1    TYPE 2     TYPE 1    TYPE 2           TYPE 1    TYPE 2      TYPE 1   TYPE 2**     TYPE 1
  Beginning of period         $11.74     $7.11     $15.24     $9.22           $18.71    $11.33      $14.16    $10.00      $12.33

  End of period                 9.51      5.76      11.74      7.11            15.24      9.22       18.71     11.33       14.16

NET ASSETS AT END OF
  PERIOD (000S)                5,232       674      6,638       627

UNITS OUTSTANDING AT
  END OF PERIOD (000S)           550       117        565        88              573        52         447       0.5        411

TOTAL RETURN(1)               (18.99%)  (18.99%)   (22.94%)  (22.89%)         (18.55%)  (18.62%)     32.13%    13.30%***   14.80%

INVESTMENT INCOME RATIO(2)      0.96%     0.96%      1.98%     1.98%

EXPENSE RATIO(3)                0.90%     0.90%      0.90%     0.90%

                                                              DEVELOPING MARKETS SUBACCOUNT
                                   2002                       2001                       2000                       1999
                             -----------------          -----------------          -----------------          -----------------
NET ASSET VALUE:             TYPE 1    TYPE 2           TYPE 1    TYPE 2           TYPE 1    TYPE 2           TYPE 1   TYPE 2**
  Beginning of period                   $6.46                      $7.09                     $10.53                     $10.00

  End of period                          6.39                       6.46                       7.09                      10.53

NET ASSETS AT END OF
  PERIOD (000S)                           133                        103

UNITS OUTSTANDING AT
  END OF PERIOD (000S)                     21                         16                         11                        0.1

TOTAL RETURN(1)                         (1.08%)                    (8.88%)                   (32.67%)                     5.34%***

INVESTMENT INCOME RATIO(2)               1.48%                      0.85%

EXPENSE RATIO(3)                         0.90%                      0.90%

*     This fund not available in this product type.

** The VULII product inception date was November 8, 1999, with all subaccounts starting with a $10.00 unit price.

***   Not annualized.

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Account (comprising, respectively, the Money Market, Bond, Strategic Income (formerly known as Global Governments), High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock and Developing Markets Subaccounts) as of December 31, 2002, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2002 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 7, 2003